Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

15. FAIR VALUE MEASUREMENT

Recurring Fair Value Measurements

Warrant Liabilities — Public Warrants (Level 1)

The 11,500,000 Public Warrants assumed at the close of the Business Combination are classified as liabilities under ASC 815-40 and are measured at fair value on a recurring basis at each reporting date. Fair value is determined using the period-end publicly quoted closing price of the Warrants on Nasdaq, representing a Level 1 observable input requiring no significant estimation or adjustment. Changes in fair value are recognized in the consolidated statements of operations each reporting period. For further detail on the terms and classification of the Public Warrants, refer to Note 14.

Convertible Notes Payable — Senior Convertible Notes (Level 3)

The Senior Convertible Notes issued pursuant to the August Note Securities Purchase Agreement with 3i, LP are classified as financial liabilities under ASC 480-10 and are carried at fair value on a recurring basis. Fair value is determined using a hybrid historical/simulation model incorporating significant unobservable inputs, and accordingly the Senior Convertible Notes are classified as Level 3 fair value measurements. Changes in fair value are recognized in the consolidated statements of operations each reporting period. The key inputs and assumptions for the Senior Convertible Notes, including valuations as of the issuance dates and as of December 31, 2025, are presented in Note 11.

Equity-Linked Share Issuance Liability (Level 3)

The equity-linked share issuance liability arises from the freestanding financial instruments created under the Ordinary Share Purchase Agreement dated August 29, 2025 with Tumim Stone Capital LLC. The liability is measured at fair value on a recurring basis at each reporting date, with changes in fair value recognized in the consolidated statements of operations. Fair value is estimated using a Monte Carlo simulation, with the underlying share price modelled on geometric Brownian motion in a risk-neutral framework.

The simulation models the Company’s ordinary share price over the remaining term of the agreement and, at each simulated raise date, estimates the resulting VWAP Purchase Price. The value of the liability is calculated as the sum of the present values of (i) the VWAP Purchase Shares multiplied by the simulated share price on the expected VWAP Settlement Date and (ii) the VWAP Purchase Price multiplied by the VWAP Purchase Shares, discounted to the valuation date at the risk-free rate. Management’s estimate of the expected raise amount over the remaining term of the facility is a key input, reflecting the anticipated frequency and size of draws subject to the contractual trading volume limitations.

The following table presents changes in the equity-linked share issuance liability measured using Level 3 inputs for the year ended December 31, 2025:

Equity-Linked Share Issuance Liability
Balance at December 31, 2024	$—
Liability recognized at issuance (August 29, 2025)	$576,000
Change in fair value	$(150,000)
Balance at December 31, 2025	$426,000

For further detail on the contractual terms of the Ordinary Share Purchase Agreement giving rise to this liability, refer to Note 19.

The significant Level 3 assumptions used in the calculation of estimated discounted cash flow models vary depending on their application and may include projections of estimated quantities of gold resources and reserves, expectations for timing and amount of future development, operating and asset retirement costs, projections of future rates of production, expected recovery rates, and risk-adjusted discount rates. See Note 6 for additional information regarding the mine acquisition.

Mineral Rights (Level 3)

The fair value of mineral rights acquired through the Purchase Agreement was determined at the acquisition date using an income approach. Key assumptions include long-term gold prices (average of $2,006/oz), level of gold production over the life of mine (3,885.4 koz), tonnes of ore processed (76.7 Mt), operating and capital expenditures, and a discount rate of 17.0%. The fair value was then adjusted on a relative fair value basis to match the total consideration paid, being the liabilities assumed. This is a Level 3 measurement. For further detail on the carrying value and subsequent movements in mineral rights, refer to Note 7

Property, Plant and Equipment (Level 3)

The fair value of property, plant and equipment acquired through the Purchase Agreement was determined at the acquisition date using a combination of the open market approach, the comparative method, and the present replacement value approach, adjusted on a relative fair value basis. This is a Level 3 measurement. For further detail on property, plant and equipment, refer to Note 8.

Royalty Liabilities (Level 3)

The estimated fair value of the royalty liabilities assumed in connection with the Purchase Agreement was determined at the acquisition date using an income approach. Key inputs include long-term gold prices (average gold price of $2,006/oz), level of gold production over the life of mine (3,885.4 koz), tonnes of ore processed (76.7 Mt), and a credit-adjusted discount rate of 10.0%. This is a Level 3 measurement. For further detail on the royalty agreement and related liabilities, refer to Note 12.

Contingent Consideration Liability (Level 3)

The estimated fair value of the contingent consideration liability assumed in connection with the Purchase Agreement was determined at the acquisition date using the Black-Scholes Merton option-pricing model. Key assumptions were as follows:

May 15,
2024
(acquisition date)
Dividend yield	0.0%
Volatility	13.8%
Risk Free Rate	4.3 – 4.4%
Expected life	3.6 – 6 years
Cost of debt	17.6 – 18.3%

This is a Level 3 measurement. For further detail on the contingent consideration liability, refer to Note 12.

Asset Retirement Obligation (Level 3)

BGL estimates the fair value of asset retirement obligations based on the projected discounted future cash outflows required to settle abandonment and restoration liabilities. Such an estimate requires assumptions and judgments regarding the existence of liabilities, the amount and timing of cash outflows required to settle the liability, what constitutes adequate restoration, inflation factors, credit adjusted discount rates, and consideration of changes in legal, regulatory, environmental and political environments. Asset retirement obligation fair value measurements in the current period were Level 3 fair value measurements. The estimated fair value of the asset retirement obligation was determined using an income approach. Layer 1 (recognized May 15, 2024) — remaining term 18.3 years, discount rate 12.5%, inflation rate 4.65%, market risk premium 5.5%; Layer 2 (recognized December 31, 2024) — remaining term 18.7 years, discount rate 11.0%, inflation rate 4.91%, market risk premium 5.0%; Layer 3 (recognized December 31, 2025) — remaining term 18.7 years, discount rate 13.0%, inflation rate 4.86%, market risk premium 5.0%. As further described in Note 13, BGL recognized the fair value of a liability for an asset retirement obligation at the close date of the Purchase Agreement. Future changes to underlying assumptions may result in revisions of the asset retirement obligation resulting in an adjustment to the asset retirement asset that is amortized prospectively using the unit of production method. The accretion expense for the years ended December 31, 2025 and 2024 was $1,910,000 and $1,037,000, respectively.

Warrants (Level 3)

As disclosed in note 11, the company issued a total of 215,299 warrants pursuant to the August Note SPA. The warrants met the criteria for equity classification under ASC 815-40 and were recorded at their relative fair value in additional paid-in capital at the dates of issuance (September 3, 2025 and November 12, 2025). The aggregate fair value of $799,888 is not subject to remeasurement and was estimated using a Monte Carlo simulation, which incorporates significant unobservable inputs, including expected volatility (60%-65%), risk-free interest rate (3.6% - 3.7%) and expected term (5 years). As these inputs are not observable in the market, the fair value measurement of the warrants represent a Level 3 measurement.